Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock issued price per shares	$ 10.00	$ 10.00	$ 5.00
Common stock issued price per shares	$ 50.00	$ 50.00	10.00
Common stock issued price per shares			15.00
Common stock issued price per shares			$ 20.00
October 27, 2016 [Member]
Reverse split	1-for-10 reverse split